Annual Fund Operating Expenses - AB Government Money Market Portfolio	Apr. 30, 2026
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%	[2]
Class AB
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%	[2]
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%	[2]
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.31%	[2]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.49%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.99%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.23%	[2]

[1]	Amount is equal to less than 0.005%.
[2]
The Total Annual Portfolio Operating Expenses will not correlate to the Portfolio’s ratio to average net assets of expenses, net of waivers/reimbursements, included in the Portfolio’s Financial Highlights, which reflect voluntary expense reimbursements made by the Adviser to the Portfolio. With respect to Class A and Class C shares, the Adviser and its affiliates have agreed to waive receipt of 12b-1 fees. Such voluntary waivers/reimbursements may be discontinued at any time.